Right-of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-use assets and operating lease liabilities [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	As of June 30,
	2025	2024
Office premise and warehouse	$139,732	$140,479
Less: Accumulated lease expense	(97,648)	(27,931)
ROU assets, net	$42,084	$112,548

Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of June 30, 2025
Within 1 year	$43,338
Total operating lease payments	$43,338
Less: imputed interest	(508)
Total operating lease obligation	$42,830
Less: current portion of operating lease liabilities	(42,830)
Long-term operating lease liabilities	$—

Schedule of Other Information

Other information:

	For the years ended June 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$77,394	$40,975	$60,859
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$115,838	$324,917
Remaining lease term for operating leases (years)	0.83	1.83	2.66
Weighted average discount rate for operating leases	3.61%	3.43%	3.29%